RELATED PARTY TRANSACTIONS (Details Narrative)			9 Months Ended
	Jun. 28, 2023 $ / shares shares	Apr. 30, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of common shares owned			135,730,527		116,521,343	116,521,343
Number of warrants outstanding			6,834,398		1,098,786	1,098,786
Interest paid classified as financing activities | $			$ 390,411
Number of common shares subscribed					1,279,069	1,279,069
Investment					$ 2,427,076	$ 3,064,582	$ 374,123
Number of common shares beneficially owned		326,740
Payment of promissory notes | $		$ 2,018,568	$ 7,637,329
Share issued prior to RTO in connection with Promissory Notes		310,000
ThreeD Capital Inc. [member]
IfrsStatementLineItems [Line Items]
Number of common shares subscribed					1,213,538	1,213,538
Number of common shares beneficially owned			6,644,950		8,662,347	8,662,347
Number of common shares beneficially owned, percentage			5.49%		7.50%	7.50%
Financing transactions [member]
IfrsStatementLineItems [Line Items]
Number of common shares owned	14,772,000
Number of common share owned, percentage	10.90%
Number of warrants outstanding	5,324,000
Warrant term	3 years
Warrant exercise price | $ / shares	$ 1.4375
Shares acquired percentage	14.20%